Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2024
Accounting Judgements And Estimates [Abstract]
Critical accounting judgements and key sources of estimation uncertainty	4 Critical accounting judgements and key sources of estimation uncertainty
In the application of the Group’s accounting policies, the Directors are required to make judgements, estimates and assumptions that affect the reported carrying amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant and reasonable under the circumstances.
Estimates and assumptions are reviewed on an ongoing basis and revisions to accounting estimates are recognised in the period an estimate is revised. The following critical accounting judgement has been applied in the preparation of these financial statements:
Accounting for Growth Shares
The Group issued Growth Shares and Growth Share Options under previous share-based payment awards which vest or become exercisable on the occurrence of a liquidity event which was satisfied by the IPO. The terms of the awards permitted the holders to elect for cash or equity settlement, though in the absence of an election, the default settlement was through the issuance of non-voting ordinary shares. In accordance with IFRS 2 Share-Based Payments, these awards were considered to be compound instruments since the choice of settlement method resided with the holder. Consequently, at the point of settlement the Group remeasured the liability arising from the cash settlement option to its fair value. As the awards were all settled in equity, the fair value of the liability was transferred directly to equity, as the consideration for the equity instruments issued. The Group recorded the fair value of the cash settlement option liability related to these instruments immediately prior to the IPO at $2.3m.
Consequently, in line with the subsequent settlement of the liability being through the issuance of non-
voting ordinary shares, the liability was transferred to reserves immediately following the settlement post
IPO through reserves.
Key sources of estimation uncertainty are as follows:
Valuation of the cash settlement option on the Growth Shares and Growth Share Options
The Group recorded the fair value of the cash settlement option liability related to the Growth
Shares and Growth Share Options of $2.3m. This fair value was calculated in line with the terms of the award which provided the potential for the award to be settled in cash, but which is simultaneously restricted to the amount of cash that Marex Group plc could provide for settlement of the obligation in any given year based upon its standalone profitability. As Marex Group plc activity only consists of holding shares of its subsidiaries, it does not have regular income flows. Consequently its profitability is subject to management actions. The probability and impact of management actions that could have been reasonably contemplated, the Group’s growth rate driving potential internal and external dividend requirements and the discount rate applied to the cash flows were considered and creates estimation uncertainty. The estimation uncertainty creates a valuation range for the liability between $31.5m and
$0.8m, representing the available management actions to take to reduce the cash outflows of any potential cash settlement option. The highest end of the range is where no management actions are taken and therefore the least likely. The $2.3m liability reflects the likelihood of the management actions being taken and the fact that all the Growth Shares and Growth Share options were settled in equity.
4        Critical accounting judgements and key sources of estimation uncertainty
continued
Impairment of goodwill
Determining whether goodwill is impaired requires an estimation of the recoverable amount of the cash generating unit to which the goodwill has been allocated, which is the higher of the value in use or fair value less costs of disposal. The value in use calculation requires the Group to estimate both the future revenue from the cash generating unit and a suitable discount rate in order to calculate the present value.
A number of factors, many of which the Group has no ability to control, could cause actual results to differ from the estimates and assumptions employed. These factors include:
•a prolonged global or regional economic downturn;
•a significant decrease in the demand for the Group’s services;
•a significant adverse change in legal factors or in the business climate;
•an adverse action or assessment by a regulator; and
•successful efforts by our competitors to gain market share in our markets.
Where the actual future revenues are less than expected, or changes in facts and circumstances which result in a downward revision of future cash flows or an upward revision of the discount rate, a material impairment loss or a further impairment loss may arise.
The key sources of estimation uncertainty in the assessment of goodwill impairment are the assumptions around the discount rates, revenue and cost growth rates as well as terminal growth rates.
The value in use calculation uses the cash flows inferred from budgets or achieved during the period and applies the assumptions above to create a discounted cash flow model. The cash flows do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the cash generating unit being tested. The recoverable amount is sensitive to the discount rate used as well as the growth rates both growth and terminal. These estimates are most relevant to the testing of goodwill for impairment. The key assumptions used to determine the recoverable amount for the different CGUs, including a sensitivity analysis, are disclosed and further explained in note 11.
Impairment of acquired intangible assets
An impairment exists when an asset's carrying value exceeds its recoverable amount. The recoverable amount is determined as the higher of fair value less costs of disposal and value in use. A portion of the premium paid for acquiring Cowen's Prime Services and Outsourced Trading business represented the customer lists of the acquired businesses. The fair value less costs of disposal was calculated in line with the purchase price allocation exercise conducted by valuations experts, while the
Group separately computed the value in use. The cash flow projections were based on actual revenues and costs incurred in 2024, applying the growth factors consistent with the impairment model.
Neither the value in use nor the fair value less costs of disposal models incorporated a terminal growth rate. Instead, both models projected revenues over the useful life of the assets. The useful lives of the intangible assets were determined at acquisition based on historical customer attrition rates. Key sources of estimation uncertainty used to determine the recoverable amount include the revenue and cost growth rates, the discount rate applied and customer attrition rate assumptions. The key assumptions used to determine the recoverable amount of the customer relationships, including a sensitivity analysis, are disclosed and further explained in note 12.